Goodwill and Intangible Assets - Goodwill Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 1,834,497	$ 1,699,484
Goodwill acquired	297,142	186,379
Purchase adjustments		(241)
Goodwill sold	(11,826)	(50,134)
Impairment charge	0	(991)	$ 0
Balance at the end of the period	2,119,813	1,834,497	1,699,484
Grocery Products
Changes in the carrying amount of goodwill
Balance at the beginning of the period	508,800	322,421
Goodwill acquired		186,379
Balance at the end of the period	508,800	508,800	322,421
Refrigerated Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	584,443	584,684
Goodwill acquired	223,082
Purchase adjustments		(241)
Goodwill sold	(11,826)
Balance at the end of the period	795,699	584,443	584,684
Jennie-O Turkey Store
Changes in the carrying amount of goodwill
Balance at the beginning of the period	203,214	203,214
Balance at the end of the period	203,214	203,214	203,214
Specialty Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	373,782	424,907
Goodwill sold		(50,134)
Impairment charge		(991)
Balance at the end of the period	373,782	373,782	424,907
International & Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	164,258	164,258
Goodwill acquired	74,060
Balance at the end of the period	$ 238,318	$ 164,258	$ 164,258